Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Weighted-Average Assumptions Used under Black-Scholes/Monte Carlo

As a significant majority of the awards (approximately 90% of total awards as of December 31, 2016) were issued on June 9 and 25, 2014, the key assumptions utilized to calculate the grant-date fair values for awards issued on these two grant dates are listed below:

	Key Assumptions for awards issued on
	June 9, 2014	June 25, 2014
Expected Volatility	44.5%	44.1%
Dividend yield	2.6%	2.7%
Risk-free rate	1.69%	1.68%

Additional Share Based Compensation Information

The table below provides additional share-based compensation information for the years ended December 31, 2016, 2015, and 2014:

	2016	2015	2014
	(in millions)
Total intrinsic value of options exercised and shares vested	$12	$33	$42
Fair value of shares vested	$14	$36	$32
Cash received from share award exercises	$—	$8	$10
Tax benefit of options exercised and shares vested	$—	$—	$—

CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Outstanding Stock Options

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2016:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$5.01–$10.00	3,378,704	1.15	$8.78	$—	3,378,704	1.15	$8.78	$—
$10.01–$15.00	3,832,177	0.16	$10.15	$—	3,832,177	0.16	$10.15	$—
				$—				$—

(A)

The difference between the exercise price of share-based compensation and the year-end market price of CNH Industrial common shares of $8.69. No amount is shown for awards with an exercise price that is greater than the year-end market price.

Stock Option Activity

The following table reflects the stock option activity under the CNH EIP for the year ended three and twelve months ended December 31, 2016:

	2016
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	8,642,903	$9.25
Forfeited	—	$—
Expired	(1,432,022)	$7.96
Exercised	—	$—
Outstanding at end of year	7,210,881	$9.51
Exercisable at end of year	7,210,881	$9.51

CNH EIP [Member] | Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Performance-Based Share Activity

The following table reflects the activity of performance-based share units under CNH Industrial EIP for the year ended December 31, 2016:

	2016
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	11,591,260	$8.64
Granted	471,200	$5.13
Forfeited	(337,200)	$8.23
Vested	—	$—
Nonvested at end of year	11,725,260	$8.51

CNH EIP [Member] | Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Restricted-Based Share Activity

The following table reflects the activity of restricted share units under CNH Industrial EIP for the year ended December 31, 2016:

	2016
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	3,745,520	$9.07
Granted	2,046,280	$7.30
Forfeited	(110,420)	$8.16
Vested	(1,448,672)	$9.35
Nonvested at end of year	4,232,708	$8.14